Related Party Transactions - Schedule of Estimated Payments Under Tax Receivable Agreement (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Remainder of 2021	$ 0
2022	432
2023	746
2024	757
2025	775
Thereafter	11,398
Total Payments	$ 14,108	$ 0